Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment

16 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

■

land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years

■

fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years

	2022			2023
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	167	516	683	166	452	618
Acquisitions	1	-	1	-	1	1
Capital expenditure	3	33	36	5	25	30
Disposals	(19)	(140)	(159)	(30)	(88)	(118)
Exchange translation differences	14	43	57	(7)	(17)	(24)
At end of year	166	452	618	134	373	507

Accumulated depreciation
At start of year	111	441	552	115	377	492
Charge for the year	6	41	47	5	38	43
Disposals	(12)	(142)	(154)	(23)	(85)	(108)
Exchange translation differences	10	37	47	(5)	(14)	(19)
At end of year	115	377	492	92	316	408

Net book amount	51	75	126	42	57	99

Included in land and buildings is freehold land of £8m (2022: £10m).

Amounts relating to right-of-use assets under IFRS 16 can be found in note 22.